Recapitalization - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 11, 2021 $ / shares shares	Aug. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Subsidiary Sale Of Stock [Line Items]
Proceeds from issuance of common stock upon Business Combination and PIPE Financing, net of transaction costs			$ 0	$ 124,220
Transaction costs		$ 400
Reduction Of Additional Paid In Capital		$ 5,900
Exchange ratio		0.175648535	0.175648535
Surrozen Inc
Subsidiary Sale Of Stock [Line Items]
Goodwill		$ 0
Private Investment In Public Entity Offering
Subsidiary Sale Of Stock [Line Items]
Share issued, shares | shares	12,000,000
Shares issued, price per share | $ / shares	$ 10
Proceeds from cash acquired through acquisition and PIPE offering		128,800
Proceeds from issuance of common stock upon Business Combination and PIPE Financing, net of transaction costs		8,600
Proceeds from issuance of units upon PIPE Financing		120,200
Transaction costs		$ 6,300